MFS(R)/Sun Life Series Trust

                                   Bond Series

                             Strategic Income Series

                               Total Return Series

                      Supplement to the Current Prospectus

Effective October 1, 2005, the Portfolio Managers section of the Prospectus is hereby restated as follows:

Portfolio Managers

Information regarding the portfolio managers of each series is set forth below.

Bond Series


Portfolio Manager      Primary Role         Since    Title and Five Year History
Richard O. Hawkins     Portfolio Manager   October   Senior Vice President of
                                             2005    MFS; employed in the
                                                     investment management area
                                                     of MFS since 1988.

Robert D. Persons      Portfolio Manager   October   Vice President of MFS;
                                              2005   employed in the investment
                                                     management area of
                                                     MFS since 2000.


Strategic Income Series


Portfolio Manager      Primary Role         Since    Title and Five Year History
James J. Calmas           Lead             October   Senior Vice President of
                       Portfolio Manager     2005    MFS;  employed  in the
                                                     investment management area
                                                     of MFS since 1988.

Robert D. Persons      Investment Grade    October   Vice President of MFS;
                       Corporate              2005   employed in the investment
                       Debt Securities               management area of MFS
                       Portfolio Manager             since 2000.

Scott B. Richards      High Yield Corporate October  Vice President of MFS;
                       Debt Securities       2005    employed in the investment
                       Portfolio Manager             management area of MFS
                                                     since 2004; head of the
                                                     High Yield Group at
                                                     Columbia  Management from
                                                     1999 to 2003.

Matthew W. Ryan        Emerging Market     October   Senior Vice of MFS;
                       Debt Securities     2005      employed in the investment
                       Portfolio Manager             management area of MFS
                                                     since 1997.

Erik S. Weisman        International       October   Vice President of MFS;
                       Government Securities 2005    employed in the investment
                       Portfolio Manager             management area of MFS
                                                     since 2002; Assistant to
                                                     the U.S. Executive
                                                     Director for the
                                                     International Monetary
                                                     Fund from 2000 to 2002.

Total Return Series

Portfolio Manager      Primary Role        Since     Title and Five Year History
William P. Douglas     Mortgage Backed      2004     Vice President of MFS;  employed in the investment
                       Debt Securities               management  area of MFS since 2004. Vice President
                       Portfolio Manager             and  Senior   Mortgage   Analyst   at   Wellington
                                                     Management Company, LLP from 1994 to 2004.

Kenneth J. Enright     Multi-Cap Value     1999      Senior  Vice  President  of MFS;  employed  in the
                       Equities Portfolio Manager    investment management area of MFS since 1986.

Steven R. Gorham       Large-Cap Value     2002      Senior  Vice  President  of MFS;  employed  in the
                       Equities Portfolio Manager    investment management area of MFS since 1992.

Richard O. Hawkins     Debt Securities     October   Senior Vice President of MFS; employed in the
                       Portfolio Manager    2005     investment management area of MFS since 1988.

Alan T. Langsner       Multi-Cap Value      2004     Vice President of MFS;  employed in the investment
                       Equities Portfolio Manager    management area of MFS since 1999.

Michael W. Roberge     Debt Securities      2002     Executive Vice  President of MFS;  employed in the
                       Portfolio Manager             investment management area of MFS since 1996.

Brooks Taylor          Lead/Large-Cap Value  2004    Senior  Vice  President  of MFS;  employed  in the
                       Equities Portfolio Manager    investment management area of MFS since 1996.


                The date of this Supplement is September 1, 2005.